Investment Strategy - Grayscale AI Compute ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund will not invest in digital assets directly or through the use of derivatives. The Fund also will not invest in initial coin offerings. The Fund may, however, have indirect exposure to digital assets by virtue of its investments in companies included in the Index, including digital infrastructure transition companies (described below), that use or have used one or more digital assets as part of their legacy, transitional or current business activities, historically operated in cryptocurrency mining, blockchain infrastructure or other digital infrastructure markets, or that hold digital assets as proprietary investments. A company is included in the Index based on its high-performance computing, artificial intelligence (“AI”) cloud or accelerated computing activities, and not solely because of any cryptocurrency mining, blockchain or other digital asset activity. Because the Fund will not invest directly in any digital assets, it will not track price movements of any digital assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, including investment borrowings, in the constituents that comprise the Index and in other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index. For purposes of this policy, the Fund treats constituents of the Index as investments tied economically to AI compute because they are selected pursuant to the Index Provider’s high performance computing methodology, which classifies companies based on revenue exposure to the High Performance Computing theme, as described below. Shareholders will be given at least 60 days’ advance notice of any change to the Fund’s 80% investment policy. Other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index include depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), to the extent such instruments are not themselves component securities of the Index. The Fund invests in equity securities, such as common stock, and depositary receipts of companies included in the Index. The Fund uses a “passive management” or indexing approach to seek to track the performance, before fees and expenses, of the Index.

The Index is designed by Indxx (the “Index Provider”), which is not affiliated with the Fund, the Adviser or the Sub-Adviser, to track the performance of common stock and depositary receipts of global companies listed in developed and emerging markets, as defined by the Index Provider, that are doing business in high-performance computing (“HPC”), AI cloud, accelerated computing infrastructure activities and services (the “High Performance Computing theme”). The Index also includes companies involved in providing cloud-based high-performance computing infrastructure, AI compute services and graphics processing unit (“GPU”) -accelerated computing platforms, as well as companies that provide supporting infrastructure for AI and high-performance computing, such as GPU cloud services, AI data center hosting, computing infrastructure, accelerated computing platforms, HPC infrastructure, and related hardware and software solutions supporting AI and advanced computing workloads.

The High Performance Computing theme includes companies involved in providing cloud-based high-performance computing infrastructure, AI compute services and GPU-accelerated computing platforms. The High Performance Computing theme also includes, but is not limited to, companies that provide AI infrastructure such as GPU cloud services, AI data center hosting, accelerated computing platforms, HPC infrastructure, and related hardware and software solutions supporting AI and advanced computing workloads.

The High Performance Computing theme also includes digital infrastructure transition companies, which are companies that historically operated in cryptocurrency mining, blockchain infrastructure, or other digital infrastructure markets but have publicly disclosed, implemented, or contracted a strategic transition toward AI, HPC, GPU cloud, or AI data center operations.

The Index Provider determines eligible companies based on a proprietary process that relies on extensive research performed by the Index Provider to determine relevancy to the High Performance Computing theme. Companies are selected based on classifications under the Indxx Thematic Industry Classification System (“ITICS”) that the Index Provider determines are relevant to the High Performance Computing theme.

To be eligible for inclusion in the initial universe, securities must have:

• A country of listing in a developed or emerging market, as defined by the Index Provider in its country classification and investability requirements;

• A minimum total market capitalization of $50 million;

• A six-month average daily turnover greater than or equal to $0.5 million;

• Traded on at least 90% of the eligible trading days during the prior six months, provided that, in the case of an initial public offering where a security does not have a six-month trading history, such security must have started trading at least three months before the start of the reconstitution and rebalancing process and must have traded on at least 90% of the eligible trading days during the prior three months;

• A minimum free float equivalent to 10% of shares outstanding;

• A trading price below $10,000, except that this maximum price limitation does not apply to existing Index constituents, which may remain in the initial universe irrespective of their stock price; and

• An eligible security type, consisting of common stock, depositary receipts (“DRs”), American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).

If multiple share classes or listings exist for a company, the Index Provider generally retains the existing share class or listing in the Index if it satisfies all applicable eligibility criteria. If no existing share class or listing is retained, the Index Provider generally selects the most liquid eligible share class or listing for inclusion.

The Index Provider further classifies eligible companies into three categories based on their revenue exposure to the High Performance Computing theme:

• Pure-Play: Companies from the master list that derive greater than or equal to 50% of their revenue from the High Performance Computing theme are considered “Pure-Play” companies. Pure-Play companies are included in the selection list for the Index.

• Quasi-Play: Companies with diversified revenue streams that generate at least 20%, but less than 50%, of their revenue from the High Performance Computing theme are considered “Quasi-Play” companies. Quasi-Play companies are included in the selection list for the Index.

• Marginal-Play: Companies with diversified revenue streams that generate less than 20% of their revenue from the High Performance Computing theme are considered “Marginal” companies. Marginal companies may also include companies that are transitioning into AI data center, GPU cloud or high-performance computing businesses, including digital infrastructure transition companies that historically operated in cryptocurrency mining, blockchain infrastructure, or other digital infrastructure markets but have publicly disclosed, implemented, or contracted a strategic transition toward AI, HPC, GPU cloud, or AI data center operations. Marginal companies are included in the selection list for the Index.

In constructing the Index, the Index Provider includes the top 30 Pure-Play companies by company-level market capitalization. If fewer than 30 Pure-Play companies qualify for inclusion in the Index, then the top Quasi-Play companies by largest total market capitalization are included until the portfolio size reaches 30. If fewer than 30 Pure-Play and Quasi-Play companies qualify for inclusion in the Index, then the top Marginal companies by largest total market capitalization are included until the portfolio size reaches 30. If there are fewer than 30 companies in the selection list, all companies in the selection list are included in the Index.

The Index employs buffer rules designed to reduce portfolio turnover. An existing Index constituent may continue to be included in the initial universe if its market capitalization is within a 20% deviation from the applicable minimum market capitalization requirement, provided it satisfies all other applicable eligibility criteria. An existing Index constituent may also continue to be included in the initial universe if its six-month average daily turnover is greater than or equal to 70% of the applicable minimum liquidity requirement, provided it satisfies all other applicable eligibility criteria.

The Index is weighted based on company level free float market capitalization. A single security cap of 8% is applied amongst the pure-play securities and the excess weight is redistributed proportionally amongst the uncapped pure-play securities. The total weight of Quasi-Play and Marginal-Play securities is capped at 15%. A single security cap of 4.5% is applied amongst the Quasi-Play and Marginal-Play securities and the excess weight is redistributed proportionally amongst the uncapped Quasi-Play and Marginal-Play securities. The total weight of the securities with weights greater than 5% is capped at 45%. A single cap of 4.5% is applied on the securities with weights greater than 5% and the excess weight is redistributed proportionally amongst the uncapped securities.

The Index is rules-based and reconstituted and rebalanced quarterly. The reconstituted portfolio becomes effective at the close of the last trading day of each March, June, September and December. This day is the “Reconstitution Effective Day.” The security selection and portfolio creation process starts at the close of the nearest Friday falling at least one month before the Reconstitution Effective Day, which is the “Selection Day.” The selection list is created based on data as of the Selection Day. Index weights are calculated prior to the Reconstitution Effective Day, and Index shares are frozen using weights as of the applicable weight calculation date.

The Fund generally employs a passive management investment strategy in seeking to achieve its investment objective and generally seeks to fully replicate the Index. However, under various circumstances, the Fund may use a representative sampling strategy, whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index, or, in certain instances, when a component security of the

Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Index with the same degree of accuracy as would an investment vehicle replicating the entire Index.

The Fund may invest in small-, mid- and large-capitalization companies.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets, including the value of the collateral received.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore is not required to meet certain diversification requirements under the 1940 Act.

Concentration Policy. The Fund may concentrate its investments (i.e., hold more than 25% of the value of its total assets) in a particular industry or group of industries to the extent that the Index concentrates in such industry or group of industries. Based on the composition of the Index as of August 27, 2026 and using the Global Industry Classification Standard (“GICS”), the Index was concentrated in the Software industry. The Index also had significant exposure to issuers classified within the Software & Services industry group and the Information Technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets, including investment borrowings, in the constituents that comprise the Index and in other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments (i.e., hold more than 25% of the value of its total assets) in a particular industry or group of industries to the extent that the Index concentrates in such industry or group of industries. Based on the composition of the Index as of August 27, 2026 and using the Global Industry Classification Standard (“GICS”), the Index was concentrated in the Software industry. The Index also had significant exposure to issuers classified within the Software & Services industry group and the Information Technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.